INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing, Patent applications for the Sensera device (Note 4) as well as the primary growing license for medical cannabis in Israel. The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $193,382.

The Company considered indicators of impairment at December 31, 2023 and at September 30, 2024. The Company recorded impairment loss during the year ended December 31, 2023 for the license, the software and the patent applications. The Company recorded impairment loss during the period ended September 30, 2024 for the patent applications. The impairment for the software and the license was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of these assets.

The impairment for the Patent applications was done because of updated forecasts for the revenue the Company anticipates generating from these patent applications.

Cost	Software*	License	Patent applications and technological know how	Total

Balance, January 1, 2023	$2,350,473	$850,000	$42,961,382	$46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)

Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Impairments	-		-	(5,601,167)
Translation differences	-	-	(5,601,167)	-
Balance, September 30, 2024	$81,238	$-	27,861,936	$27,943,174

Accumulated depreciation

Balance, January 1, 2023	$-	$-	$-	$-
Depreciation	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance, December 31, 2023	81,238	-	-	81,238
Depreciation	-	-	-	$-
Balance, September 30, 2024	$81,238	$-	$-	$81,238

Net book value
At December 31, 2023	$-	$-	$33,463,103	$33,463,103
At September 30, 2024	$-	$-	$27,861,936	$27,861,936

*	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 7 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is developing, Patents pending for the EZ-G device (Note 5) as well as the primary growing license for medical cannabis in Israel.

The additions for the software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for year ended December 31, 2022 for the Patents include the fair value attributed to the Patents upon the acquisition of ZC of $42,768,000 as well as transaction and other costs in the amount of $193,382., for a total of $42,961,382.

The Company considered indicators of impairment at December 31, 2023 and 2022. The Company recorded impairment loss during the year ended December 31, 2023 for the license, the software and the patents pending. The impairment for the software and the license was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of these assets. The impairment for the Patents pending was done because of updated forecasts for the revenue the Company anticipates to generate from these patents pending.

	Software*	License	Patents Pending	Total
Cost
Balance, December 31, 2021	$672,533	$850,000	$-	$1,522,533
Additions	1,725,660	-	42,961,382	44,687,042
Translation differences	(47,720)	-	-	(47,720)
Balance, December 31, 2022	2,350,473	850,000	42,961,382	46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)
Balance December 31, 2023	$81,238	$-	33,463,103	$33,544,341

Accumulated amortization	Software	License	Patents Pending	Total
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Amortization	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance December 31, 2023	$81,238	$-	-	$81,238

Net book value
At December 31, 2022	$2,350,473	$850,000	42,961,382	$46,161,855
At December 31, 2023	$-	$-	33,463,103	$33,463,103

*	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)